Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

September 18, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	BUFFALO FUNDS (the “Trust”)
Securities Act Registration No. File No.: 333-56018
Investment Company Act Registration No. 811-10303

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 35 to the Trust’s Registration Statement for the purpose of updating the Trust’s Registration Statement to include a new series of the Trust: the Buffalo Dividend Focus Fund.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on December 3, 2012 or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement.  The purpose of that filing will be to update financial information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures